Other Accounts Receivable	12 Months Ended
Dec. 31, 2022
Other Accounts Receivable [Abstract]
OTHER ACCOUNTS RECEIVABLE
NOTE 6:-	OTHER ACCOUNTS RECEIVABLE

	December 31,
	2022	2021
Government authorities	$45	$52
Other receivables	46	2,504
Prepaid expenses	40	348

	$131	$2,904